15. Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 302,383	R$ 325,076	R$ 304,845
Additions	18,920	27,631	54,794
Transfers	(14,697)	(13,803)	(3,092)
Write-offs and disposals	(279)	(236)	(373)
Depreciation	(51,277)	(36,285)	(31,098)
Property, plant, and equipment, ending	255,050	302,383	325,076
Land
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	92,494	102,708	100,533
Additions	0	0	1,032
Transfers	13	(10,214)	1,143
Write-offs and disposals	0	0	0
Depreciation	0	0	0
Property, plant, and equipment, ending	92,507	92,494	102,708
Buildings
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	43,262	45,891	42,515
Additions	86	0	1,383
Transfers	1,358	(911)	3,347
Write-offs and disposals	0	(45)	0
Depreciation	(2,346)	(1,673)	(1,354)
Property, plant, and equipment, ending	42,360	43,262	45,891
Equipment
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	149,140	162,218	146,922
Additions	17,627	26,061	51,610
Transfers	(15,945)	(6,380)	(8,123)
Write-offs and disposals	(178)	(181)	(340)
Depreciation	(46,841)	(32,578)	(27,851)
Property, plant, and equipment, ending	103,803	149,140	162,218
Transportation
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	4,531	5,692	7,613
Additions	0	214	135
Transfers	(33)	(556)	(1,109)
Write-offs and disposals	(27)	0	(10)
Depreciation	(791)	(819)	(937)
Property, plant, and equipment, ending	3,680	4,531	5,692
Furniture and fixtures
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	11,986	8,418	7,124
Additions	1,207	511	634
Transfers	(75)	4,258	1,629
Write-offs and disposals	(54)	(10)	(23)
Depreciation	(1,248)	(1,191)	(946)
Property, plant, and equipment, ending	11,816	11,986	8,418
Other
SummaryOfPropertyPlantAndEquipmentLineItems [Line Items]
Property, plant, and equipment, beginning	970	149	138
Additions	0	845	0
Transfers	(15)	0	21
Write-offs and disposals	(20)	0	0
Depreciation	(51)	(24)	(10)
Property, plant, and equipment, ending	R$ 884	R$ 970	R$ 149